INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Schedule of Investments in Joint Ventures and Associates
The Group's share of results of, and investments in, equity accounted joint ventures and associates comprises:

	Joint ventures			Associates			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Share of income statement amounts:
Income	72	66	8	4	(1)	—	76	65	8
Expenses	(78)	(59)	1	(11)	—	—	(89)	(59)	1
Impairment	—	—	—	—	—	—	—	—	—
(Loss) profit before tax	(6)	7	9	(7)	(1)	—	(13)	6	9
Tax	—	—	—	—	—	—	—	—	—
Share of post-tax results	(6)	7	9	(7)	(1)	—	(13)	6	9
Share of other comprehensive income	—	—	8	—	—	—	—	—	8
Share of total comprehensive income	(6)	7	17	(7)	(1)	—	(13)	6	17
Share of balance sheet amounts:
Current assets	437	347		12	5		449	352
Non-current assets	158	158		7	6		165	164
Current liabilities	(148)	(35)		(2)	—		(150)	(35)
Non-current liabilities	(168)	(177)		—	—		(168)	(177)
Share of net assets at 31 December	279	293		17	11		296	304
Movement in investments over the year:
At 1 January	293	79		11	12		304	91
Acquisitions	—	1		—	—		—	1
Establishment of joint venture	—	208		—	—		—	208
Additional investments	3	—		13	—		16	—
Repayment of capital	(11)	—		—	—		(11)	—
Share of post-tax results	(6)	7		(7)	(1)		(13)	6
Share of other comprehensive income	—	—		—	—		—	—
Dividends paid	—	(2)		—	—		—	(2)
Share of net assets at 31 December	279	293		17	11		296	304